Provisions and other liabilities - Summary of Maturities of Total Provisions (Detail) € in Thousands	Dec. 31, 2024 EUR (€)
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	€ 7,332
Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	537
Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	326
Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Subsidy provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	6,324
Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	145
Amounts due within one year
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	1,773
Amounts due within one year | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	37
Amounts due within one year | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	249
Amounts due within one year | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due within one year | Subsidy provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	1,425
Amounts due within one year | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	62
Amounts due between one and five years
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	1,385
Amounts due between one and five years | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	116
Amounts due between one and five years | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	77
Amounts due between one and five years | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due between one and five years | Subsidy provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	1,192
Amounts due between one and five years | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	4,174
Amounts due after five years | Defined benefit provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	384
Amounts due after five years | Warranty provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years | Share-based payment provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	0
Amounts due after five years | Subsidy provision
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	3,707
Amounts due after five years | Other provisions
Disclosure Of Maturities Of Total Provisions [Line Items]
Total	€ 83